EQUITY-BASED COMPENSATION PLANS	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
EQUITY-BASED COMPENSATION PLANS
13.	EQUITY-BASED COMPENSATION PLANS
In 2021, the Company adopted the 2021 Omnibus Incentive Plan (the “2021 Plan”), which provides for the grant of restricted stock awards, incentive and nonqualified stock options, and other share based awards to employees, directors and non-employees.
The 2021 Plan authorized 8,850,000 new shares of the Company’s common stock to be available for award grants. As of December 31, 2021, 6,797,101 shares of common stock remained available for future issuance under the 2021 Plan.

Stock Options
Stock option grants have an exercise price at least equal to the market value of the underlying common stock on the date of grant, have ten-year
terms, and vest ratably over three years of continued employment. In general, vested options expire if not exercised at termination of service. On July 16, 2021, the Company granted 1,394,008 options to purchase shares of the Company’s common stock to key employees. These stock options had a weighted-average grant date fair value $3.88 per share and remain outstanding and unvested as of December 31, 2021. Compensation expense for stock options is recorded based on straight-line amortization of the grant date fair value over the requisite service period.
A summary of stock option activity during the year ended December 31, 2021 is presented below:

	Outstanding Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in millions)
December 31, 2020	—	$—
Granted	1,394,008	10.50
Forfeited	(7,034)	10.50

December 31, 2021	1,386,974	$10.50	2.54	$3.5

As of December 31, 2021, there was $4,582 of unrecognized compensation cost related to unvested stock options that is expected to be recognized over a remaining weighted-average period of 2.5 years.
The fair value of each stock option granted on July 16, 2021 was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions:

Weighted-average expected term	6.0
Expected volatility	40.3%
Expected dividend	$—
Risk-free interest rate	0.94%
The expected term has been estimated using a simplified method, which calculates the expected term as the mid-point
between the vesting date and the contractual life of the awards since the Company does not have an extended history of actual exercises. The expected dividend yield is assumed to be zero since the Company has never paid dividends and does not have current plans to pay any dividends. The risk-free interest rate is based on yields of U.S. Treasury securities with maturities similar to the expected term of the options. Expected volatility is based on an evenly weighted blend of implied volatility and historical volatility of publicly-traded peer companies since the Company has limited historical volatility.
Restricted Stock Units
Restricted stock units (“RSUs”) vest ratably over one to three years from the anniversary of the Closing Date, or July 16, 2021, and expire ten years from the date of grant. The fair value of a RSU at the grant date is equal to the market price of the Company’s common stock on the grant date. On September 23, 2021, the Company granted 658,891 RSUs to key employees and directors. These RSUs had a weighted-average grant date fair value of $12.06 per unit and remain outstanding and unvested as of December 31, 2021. Compensation expense for RSUs is recorded based on amortization of the grant date fair market value over the period the restrictions lapse.

A summary of RSU activity during the year ended December 31, 2021 is presented below:

	Unvested Restricted Stock Units
	Number of Shares	Weighted Average Grant Date Fair Value
December 31, 2020	—	$—
Granted	658,891	12.06
Forfeited	(2,406)	12.06

December 31, 2021	656,485	$12.06

As of December 31, 2021, there was $6,875 of unrecognized compensation cost related to unvested RSUs that is expected to be recognized over a remaining weighted average period of 2.3 years.
Profit Interest Units
The Holley Stockholder has authorized an incentive pool of 41.4 million units of Parent that its management has the right to grant, which are designated as PIUs. Holley Stockholder grants certain employees of the Company PIU’s, which are a special type of limited liability company equity unit that allows the recipient to potentially participate in a future increase in the value of the Company. PIUs are issued for no consideration and generally provide for vesting over the requisite service period, subject to the recipient remaining an employee of the Company through each vesting date. During 2021, the Holley Stockholder granted 6,546 PIUs that contained both time-based vesting criteria and performance-based vesting criteria related to the attainment of specified levels of return for certain other investors in Parent and the occurrence of certain events. The weighted-average grant date fair value of the PIUs granted in 2021 with performance-based vesting criteria was $1.25 and is being expensed over the requisite service period. During 2020 and 2019, the Holley Stockholder granted 4,507 and 2,967 PIUs, respectively, that contained certain performance vesting criteria related to the attainment of specified levels of return for certain other investors in Parent and the occurrence of certain events. The weighted-average grant date fair value of these performance based PIUs was $0.27 and $0.24 for grants in 2020 and 2019, respectively. No expense has been recorded for the 2020 or 2019 grants, as meeting the necessary performance conditions for vesting is not considered probable. Compensation expense related to PIUs is recorded based on the grant date fair value over the requisite service period.
The table below summarizes the PIU activity for the years ended December 31, 2021, 2020 and 2019:

	Profit Interest Units
	Outstanding Units	Weighted Average Grant Date Fair Value
December 31, 2018	27,925	$0.27
Granted	3,906	0.25

December 31, 2019	31,831	0.27
Granted	5,932	0.28
Forfeited	(2,193)	0.27

December 31, 2020	35,570	0.27
Granted	8,445	1.31
Forfeited	(2,921)	0.30

December 31, 2021	41,094	$0.50

As of December 31, 2021, 2020 and 2019, the amount of unvested PIUs was 34,302, 32,383 and 30,323, respectively, with a weighted average grant date fair value of $0.48, $0.26 and $0.28 as of December 31, 2021, 2020 and 2019, respectively. For the years ended December 31, 2021, 2020 and 2019, 3,629, 1,679 and 1,508 PIUs were fully vested, respectively, with a total grant-date fair value of $3,069, $487 and $437 in 2021, 2020 and 2019, respectively.

As of December 31, 2021, there was $9,637 of total unrecognized compensation cost related to unvested time-based PIUs that is expected to be recognized over a remaining weighted-average period of 1.6 years.
The fair value of PIUs is estimated on the grant date with the following assumptions:

	For the years ended
	December 31, 2021	December 31, 2020	December 31, 2019
Weighted-average expected term	2.0	3.4	4.1
Expected volatility	55.0%	72.5%	72.5%
Expected dividend	$—	$—	$—
Risk-free interest rate	0.3%	0.3%	1.5%
PIUs are measured at the estimated fair value on the measurement date, which is typically the grant date. The fair value of PIUs is estimated using the Black-Scholes option pricing model. Determining the fair value of PIUs at the grant date is affected by estimates involving inherent uncertainties, as well as assumptions regarding a number of other complex and subjective variables. These variables include the fair value of the equity unit classes, value adjustments for a reduction in marketability, expected unit price volatility over the expected term of the units, unit redemption and cancellation behaviors, risk-free interest rates and expected dividends.
The expected term has been estimated based on the contractual terms, vesting schedules and expectations of future unit holder behavior. The expected dividend yield is assumed to be zero since the Company has never paid dividends and does not have current plans to pay any dividends. The risk-free interest rate is based on yields of U.S. Treasury securities with maturities similar to the expected term of the options for each option group. As the Parent is a private company and does not have a trading history for its equity units, the expected price volatility for the equity units is estimated by taking the average historical price volatility for industry peers. Industry peers, which the Company has designated, consist of several public companies in the industry similar in size, stage of life cycle and financial leverage.
Compensation Expense
Equity-based compensation expense included the following components:

	For the years ended
	December 31, 2021	December 31, 2020	December 31, 2019
Stock options	$824	$—	$—
Restricted stock units	1,070	—	—
Profit interest units	3,069	487	437
All equity-based compensation expense is recorded in selling, general and administrative costs in the consolidated statements of comprehensive income.